Debt Obligations - Debt Obligations (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Fixed-rate debt	$ 1,588,415	$ 1,608,217	$ 615,721
Variable-rate debt	259,568	209,569	444,969
Unsecured debt	1,252,258	1,202,476	831,969
Secured debt	595,725	615,310	228,721
Total	$ 1,847,983	$ 1,817,786	$ 1,060,690